BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Redeemable convertible preferred stock, shares authorized		109,483,000
Redeemable convertible preferred stock, shares outstanding	0	41,737,048	34,481,623
Redeemable convertible preferred stock, liquidation preference		$ 27,872,096
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0000
Common stock, shares authorized	250,000,000	140,000,000	85,000,000
Common stock, shares issued	14,241,562	2,381,041	2,381,041
Common stock, shares outstanding	14,241,562	2,381,041	2,381,041
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	9,705,000	10,000,000
Redeemable convertible preferred stock, shares issued	0	9,704,215	9,704,215
Redeemable convertible preferred stock, shares outstanding	0	9,704,215	9,704,215
Redeemable convertible preferred stock, liquidation preference		$ 3,881,686
Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	6,220,000	7,000,000
Redeemable convertible preferred stock, shares issued	0	6,220,000	6,220,000
Redeemable convertible preferred stock, shares outstanding	0	6,220,000	6,220,000
Redeemable convertible preferred stock, liquidation preference		$ 3,856,400
Series C Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	18,558,000	33,000,000
Redeemable convertible preferred stock, shares issued	0	18,557,408	18,557,408
Redeemable convertible preferred stock, shares outstanding	0	18,557,408	18,557,408
Redeemable convertible preferred stock, liquidation preference		$ 14,474,778
Series D Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	75,000,000	0
Redeemable convertible preferred stock, shares issued	0	7,255,425	0
Redeemable convertible preferred stock, shares outstanding	0	7,255,425	0
Redeemable convertible preferred stock, liquidation preference		$ 5,659,232
Series D-1 Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, shares authorized	0	0
Redeemable convertible preferred stock, shares issued	0	0
Redeemable convertible preferred stock, shares outstanding	0	0
Pro Forma
Common stock, shares issued		7,945,593
Common stock, shares outstanding		7,945,593
Pro Forma | Series A Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, par value		$ 0.0001
Redeemable convertible preferred stock, shares issued		0
Redeemable convertible preferred stock, shares outstanding		0
Pro Forma | Series B Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares issued		0
Redeemable convertible preferred stock, shares outstanding		0
Pro Forma | Series C Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares issued		0
Redeemable convertible preferred stock, shares outstanding		0
Pro Forma | Series D Redeemable Convertible Preferred Stock
Redeemable convertible preferred stock, shares issued		0
Redeemable convertible preferred stock, shares outstanding		0